Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.4%
12,016	iShares 20+ Year Treasury Bond ETF	$1,231,039	3.7
11,487	iShares MSCI EAFE Small-Cap ETF	560,336	1.7

	Total Exchange-Traded Funds
	(Cost $2,236,805)	1,791,375	5.4

MUTUAL FUNDS: 93.7%
	Affiliated Investment Companies: 93.7%
322,258	Voya Emerging Markets Index Portfolio - Class P2	2,951,880	8.9
701,051	Voya International Index Portfolio - Class P2	5,972,955	17.9
164,721	Voya Russell Mid Cap Index Portfolio - Class P2	1,663,683	5.0
220,289	Voya Russell Small Cap Index Portfolio - Class P2	2,658,892	8.0
24,761	Voya Short Term Bond Fund - Class P2	224,829	0.7
1,182,344	Voya U.S. Stock Index Portfolio - Class P2	17,746,985	53.2

	Total Mutual Funds
	(Cost $39,737,683)	31,219,224	93.7

	Total Investments in Securities (Cost $41,974,488)	$33,010,599	99.1
	Assets in Excess of Other Liabilities	315,298	0.9
	Net Assets	$33,325,897	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,791,375	$–	$–	$1,791,375
Mutual Funds	31,219,224	–	–	31,219,224
Total Investments, at fair value	$33,010,599	$–	$–	$33,010,599

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$1,817,749	$2,818,540	$(844,035)	$(840,374)	$2,951,880	$48,903	$(141,837)	$81,909
Voya International Index Portfolio - Class P2	4,215,542	5,583,325	(2,026,290)	(1,799,622)	5,972,955	187,699	(188,032)	-
Voya Russell Mid Cap Index Portfolio - Class P2	1,050,405	1,326,413	(239,718)	(473,417)	1,663,683	14,731	(35,063)	104,711
Voya Russell Small Cap Index Portfolio - Class P2	1,212,985	2,431,325	(290,210)	(695,208)	2,658,892	15,102	(43,294)	135,166
Voya Short Term Bond - Class P2	-	1,331,859	(1,102,152)	(4,878)	224,829	7,408	(15,824)	-
Voya U.S. Bond Index Portfolio - Class P2	418,910	122,159	(550,043)	8,974	-	1,293	(28,736)	-
Voya U.S. Stock Index Portfolio - Class P2	12,118,958	16,550,404	(5,458,658)	(5,463,719)	17,746,985	9,000	(238,671)	1,570,732
	$20,834,549	$30,164,025	$(10,511,106)	$(9,268,244)	$31,219,224	$284,136	$(691,457)	$1,892,518

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $41,990,198.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(8,979,599)
Net Unrealized Depreciation	$(8,979,599)